COLUMBIA GLOBAL VALUE FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Global Value Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 96.9%

Issuer	Shares	Value ($)
Australia 1.7%
Northern Star Resources Ltd.	1,626,532	13,591,801

Canada 1.5%
Cameco Corp.	259,359	11,909,765

Finland 1.0%
UPM-Kymmene OYJ	219,534	7,680,270

France 3.0%
AXA SA	357,112	11,134,889
BNP Paribas SA	198,227	12,461,945

Total		23,596,834

Hong Kong 1.1%
WH Group Ltd.	12,771,593	8,202,884

Japan 11.8%
Daiwabo Holdings Co., Ltd.	584,100	11,489,719
ITOCHU Corp.	355,900	13,836,479
Macnica Holdings, Inc.	117,200	5,801,479
Mebuki Financial Group, Inc.	1,303,100	3,931,601
Mitsubishi UFJ Financial Group, Inc.	1,365,200	11,632,417
ORIX Corp.	595,001	10,870,096
Sankyo Co., Ltd.	200,900	8,672,545
Shimamura Co., Ltd.	119,800	13,390,208
Takeda Pharmaceutical Co., Ltd.	427,128	12,108,197

Total		91,732,741

Netherlands 3.7%
ING Groep NV	759,775	10,674,069
Shell PLC	571,099	18,460,693

Total		29,134,762

Russian Federation —%
Lukoil PJSC(a),(b),(c),(d)	48,225	—

Singapore 1.2%
Venture Corp., Ltd.	989,900	9,272,823

South Korea 1.4%
Hyundai Home Shopping Network Corp.	77,381	2,572,526
Youngone Corp.	242,344	8,187,748

Total		10,760,274

Common Stocks (continued)

Issuer	Shares	Value ($)
United Kingdom 6.3%
BP PLC, ADR	270,401	9,812,852
BT Group PLC	3,420,543	5,316,868
DCC PLC	123,958	8,380,059
Just Group PLC	6,205,213	6,306,186
TP Icap Group PLC	4,361,487	10,212,510
Vodafone Group PLC	9,793,118	8,805,665

Total		48,834,140

United States 64.2%
Ameren Corp.	157,430	12,214,994
AT&T, Inc.	754,685	12,505,130
Bank of America Corp.	606,888	18,504,015
Boston Scientific Corp.(e)	230,092	12,859,842
Broadcom, Inc.	21,962	20,330,882
Chubb Ltd.	67,047	15,382,593
Cisco Systems, Inc.	352,265	17,042,581
Comcast Corp., Class A	295,353	12,372,337
DexCom, Inc.(e)	88,519	10,225,715
Diversified Energy Co. PLC	2,892,610	2,403,033
DTE Energy Co.	122,211	12,723,387
Eaton Corp. PLC	52,652	11,988,334
Elevance Health, Inc.	22,171	10,630,773
Eli Lilly & Co.	16,694	9,866,822
EOG Resources, Inc.	110,317	13,576,713
Equinix, Inc.	12,136	9,890,961
Exxon Mobil Corp.	178,211	18,309,398
General Dynamics Corp.	38,776	9,576,509
Global Payments, Inc.	94,854	11,044,800
Hilton Worldwide Holdings, Inc.	79,607	13,335,765
Honeywell International, Inc.	70,158	13,745,355
Jazz Pharmaceuticals PLC(e)	71,328	8,433,109
Laboratory Corp. of America Holdings	48,155	10,445,301
MasterCard, Inc., Class A	32,325	13,377,055
Merck & Co., Inc.	150,181	15,390,549
Mondelez International, Inc., Class A	164,278	11,673,595
Morgan Stanley	153,123	12,148,779
MP Materials Corp.(e)	203,263	3,225,784

2	Columbia Global Value Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Global Value Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Parker-Hannifin Corp.	27,657	11,980,459
Primo Water Corp.	1,011,836	14,540,083
Procter & Gamble Co. (The)	133,335	20,469,589
Prologis, Inc.	103,292	11,871,350
QUALCOMM, Inc.	127,270	16,424,194
Realty Income Corp.	168,128	9,072,187
Republic Services, Inc.	64,836	10,493,058
S&P Global, Inc.	23,117	9,612,742
TE Connectivity Ltd.	76,685	10,045,735
Union Pacific Corp.	40,801	9,191,241
Vertex Pharmaceuticals, Inc.(e)	13,869	4,920,860
Walmart, Inc.	116,428	18,126,675
Zoetis, Inc.	61,222	10,816,091

Total		500,788,375

Total Common Stocks (Cost $683,449,217)		755,504,669

Exchange-Traded Equity Funds 2.4%

	Shares	Value ($)
United States 2.4%
iShares Russell 1000 Value ETF	118,423	18,650,439

Total Exchange-Traded Equity Funds
(Cost $17,983,126)		18,650,439

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 5.605%(f),(g)	1,132,058	1,131,831

Total Money Market Funds (Cost $1,131,829)		1,131,831

Total Investments in Securities (Cost $702,564,172)		775,286,939

Other Assets & Liabilities, Net		4,585,595

Net Assets		$779,872,534

At November 30, 2023, securities and/or cash totaling $257,000 were pledged as collateral.

Investments in derivatives

Forward foreign currency exchange contracts

Currency to be sold		Currency to be purchased		Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,688,000	GBP	4,526,964	USD	Barclays	12/14/2023	—	(129,419)
2,387,000	AUD	1,547,333	USD	Citi	12/14/2023	—	(30,426)
1,546,748	USD	2,122,000	CAD	Citi	12/14/2023	17,334	—
31,337,481	USD	29,381,000	EUR	Citi	12/14/2023	659,212	—
11,981,307	USD	20,257,000	NZD	Citi	12/14/2023	493,629	—
2,004,000	CHF	2,225,542	USD	HSBC	12/14/2023	—	(65,694)
8,786,000	ILS	2,326,801	USD	HSBC	12/14/2023	—	(29,149)
4,769,739,000	JPY	31,959,059	USD	HSBC	12/14/2023	—	(267,230)
5,947,819	USD	8,086,000	SGD	HSBC	12/14/2023	99,872	—
16,993,995,000	KRW	12,821,786	USD	Morgan Stanley	12/14/2023	—	(322,763)
33,054,000	SEK	2,976,559	USD	Morgan Stanley	12/14/2023	—	(172,023)
6,975,483	USD	75,639,000	NOK	Morgan Stanley	12/14/2023	17,429	—
462,701,000	JPY	3,100,858	USD	State Street	12/14/2023	—	(25,338)
3,102,796	USD	21,319,000	DKK	State Street	12/14/2023	11,886	—
107,530,000	NOK	9,651,054	USD	UBS	12/14/2023	—	(290,217)
24,636,000	SEK	2,327,541	USD	UBS	12/14/2023	—	(19,178)
23,775,760	USD	32,778,000	CAD	UBS	12/14/2023	384,217	—
1,559,029	USD	16,593,000	NOK	Wells Fargo	12/14/2023	—	(24,987)

Total						1,683,579	(1,376,424)

Columbia Global Value Fund | Third Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Global Value Fund, November 30, 2023 (Unaudited)

Notes to Portfolio of Investments

(a)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(b)

Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/27/2022	48,225	4,239,605	—

(c)

As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(d)	Valuation based on significant unobservable inputs.
(e)	Non-income producing investment.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(g)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	4,890,862	85,658,882	(89,417,564)	(349)	1,131,831	1,638	239,099	1,132,058

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

4	Columbia Global Value Fund | Third Quarter Report 2023

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